Shareholder Report, Average Annual Return (Details) LMF7600_Western Asset Long Credit VIT_Class I_TSR Annual {Class I}		12 Months Ended	32 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		8.59%	4.39%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		7.30%	3.88%
Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Benchmark
Average Annual Return, Percent	[1]	7.84%	4.73%
Bloomberg U.S. Long Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Credit Index
Average Annual Return, Percent		7.77%	3.89%

[1]
†	The Fund’s Composite Benchmark is comprised of 60% Bloomberg U.S Long Credit Index and 40% Bloomberg U.S. Intermediate Credit Index.